Basis of Preparation (Details 2) (USD $) In Millions, unless otherwise specified	4 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	May 13, 2014	Sep. 30, 2013 Out of period adjustments Predecessor	Sep. 30, 2013 Out of period adjustments Predecessor	Sep. 30, 2013 Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method Predecessor	Sep. 30, 2013 Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method Predecessor	Sep. 30, 2013 Adjustment to correctly reflect legal expenses paid by AIG Predecessor	Sep. 30, 2013 Adjustment to correctly reflect legal expenses paid by AIG Predecessor	Sep. 30, 2013 Adjustments to correct lease revenue to fully align amortization of prepaid lease costs on certain leases with early termination options Predecessor	Sep. 30, 2013 Adjustments to correct lease revenue to fully align amortization of prepaid lease costs on certain leases with early termination options Predecessor	Sep. 30, 2013 Reversal of IRS audit interest expense incorrectly recognized in fourth quarter 2011 tax provision Predecessor
Out of period adjustments related to prior years
Increase (decrease) to pre-tax income (loss)		$ 10.8	$ 13.3	$ 18.6	$ 19.5	$ 6.1	$ 2.5	$ 5.1	$ 5.5
Increase (decrease) to after-tax income (loss)		7.0	15.0							8.3
Increase in net cash provided by operating activities to providing short-term financing	53.5
Increase in net cash used in investing activities to providing short-term financing	$ 53.5